UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-23439
Exact name of registrant as specified in charter:	ETF Opportunities Trust
Address of principal executive offices:	8730 Stony Point Parkway, Suite 205 Richmond, VA 23235
Name and address of agent for service	The Corporation Trust Co., Corporation Trust Center, 1209 Orange St., Wilmington, DE 19801 With Copy to: Practus, LLP 11300 Tomahawk Creek Parkway, Ste. 310 Leawood, KS 66211
Registrant's telephone number, including area code:	(804) 267-7400
Date of fiscal year end:	July 31
Date of reporting period:	January 31, 2022

Item #1. Reports to Stockholders.

INDEX	Cultivar ETF

SEMI-ANNUAL
REPORT TO SHAREHOLDERS

For the Period Ended January 31, 2022* (unaudited)

Cultivar ETF

*Commencement of Operations December 22, 2021

Cultivar ETF

Cultivar ETF

Important Disclosure Statement

Investors should carefully consider the investment objectives, risks, charges and expenses of the Cultivar ETF (the “Fund”) before investing. To obtain the Fund’s prospectus containing this and other important information, please call Foreside Fund Services, LLC 833-930-2229 or click here. Please read the prospectus carefully before you invest.

An investment in the Fund involves risk, including the loss of principal. ETF’s may trade at a premium or discount to their net asset value. The Fund is actively managed and investment success depends on the skill of the advisor. Small and midcap securities may be subject to more abrupt or erratic market movements than large cap companies. REITs are subject to risks associated with investing in real estate. The Fund is non-diversified, meaning the performance of a single investment can have a greater effect on the Fund’s performance than a diversified fund. Value securities present the risk that they never reach what the advisor feels is their full market value. The Fund is new and has a limited operating history to judge.

The performance data quoted represents past performance and is not a guarantee of future results. Current performance of the Fund may be lower or higher than the performance data quoted. Investment returns and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance Data is as of January 31, 2022 and is subject to change at any time. For most recent data, please call 833-930-2229.

*The Russell 3000 Index is a capitalization-weighted stock market index that seeks to be a benchmark of the entire U.S. stock market.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Shareholder LetterFebruary 22, 2022

The Cultivar ETF (the “Fund”) started trading on the Cboe BZX Exchange on December 23, 2021. Therefore, this is a brief report for the Fund’s initial semi-annual period ended January 31, 2022, which is slightly over a one-month period. Yet, a brief review will serve to highlight our contrarian philosophy.

Overall, the Fund’s return was positive 2.64% during this initial inception period, while the Russell 3000 Index* was negative 3.64%. We are quite pleased with this outperformance during a time of heightened market volatility. This reflects our risk consciousness when selecting individual portfolio positions, sector allocations and cash levels.

During this short sample period, the largest sector contributors to portfolio performance included energy, communication services and financials. The Fund began with a meaningful allocation to the energy sector, as adverse investor sentiment towards it had many companies undervalued relative to cash generated and the underlying price of oil. With the geo-political upheaval and supply chain issues facing the commodity market, energy has provided a nice boost to the portfolio during these uncertain times. The Fund’s communication services companies are comprised of more traditional deep-value style investments, resulting in an eclectic group. We chose them due to their individual investment merit and their discount to our assessed valuation. While they have contributed to portfolio returns, we believe they likely still have additional room to run as we exercise patience to see the full value of the underlying cash flows realized by other market participants. Lastly, our financial sector holdings were the next largest contributor to returns. The Fund has less weight in the financial sector than the Russell 3000 Index benchmark, yet the return on several of the individual names in this sector drove the sector’s positive contribution to the portfolio. Our contrarian philosophy will generally have us trimming individual stock positions or sector weights that have done well, especially as they approach our full value assessment.

While the Fund was positive overall, there were several detractors from performance. The sectors negatively affecting the portfolio were health care, consumer discretionary and materials. We believe health care companies in the portfolio can be less tied to the broad market due to the inelastic need for many of the products and services they provide. Consequently, we believe their cash flows are more defensive in nature, matching our view that the market is overvalued. The consumer discretionary area tends to be more cyclical, causing us at this point in the market valuation cycle to focus on the individual holdings and their unique stories and valuation levels. Again, this approach to stock selection in this cyclical sector produces a unique “cast of characters” that we believe can rebound from depressed valuations. The Fund’s materials

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Shareholder Letter - continuedFebruary 22, 2022

sector allocation contains entirely gold-related stocks; three mining companies and one royalty company. Gold-related stocks performed poorly for most of 2021; therefore, we felt they provided good value at the inception of the Fund. Historically, this industry has been less correlated with broad stock market movements and more correlated with the price of gold and inflation. These companies have historically benefited from increases in the underlying price of gold driven by investor demand for “safe haven” assets and when investors begin worrying about inflation. We expect these themes to play out well for this sector should there be continued geo-political turmoil and inflation concern.

We believe the contrarian mindset evident in our sector and stock selection should benefit shareholders and provide appropriate risk-adjusted returns. Our current top-down assessment has our risk appetite dialed back somewhat, which is apparent in the above discussion and our slightly elevated cash position. Should the equity market correct sufficiently to provide good valuations, we expect to get more constructive in our opinion of the market, leading us to reduce our cash weight and emphasize more cyclical sectors. This is not the case currently.

Sincerely,

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Portfolio Compositionas of January 31, 2022 (unaudited)

Holdings by Sector/Asset Class	% of Net Assets
Common Stocks:
Consumer Staples	13.44%
Healthcare	13.19%
Energy	10.54%
Information Technology	10.20%
Materials	7.83%
Industrials	7.80%
Consumer Discretionary	7.35%
Communication Services	6.48%
Utilities	5.98%
Financials	3.95%
Real Estate	1.39%
88.15%

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Schedule of InvestmentsJanuary 31, 2022 (unaudited)

Security Description		Shares	Fair Value
88.15%	COMMON STOCKS

6.48%	COMMUNICATION SERVICES
	AMC Networks, Inc.*	9,842	$419,564
	AT&T Inc.	23,347	595,348
	Baidu Inc.*	1,184	189,132
	Lumen Technologies Inc.	27,158	335,673
			1,539,717

7.35%	CONSUMER DISCRETIONARY
	Ethan Allen Interiors Inc.	13,949	351,654
	Grand Canyon Education, Inc.*	4,107	343,674
	HanesBrands Inc.	10,804	173,944
	Ollie’s Bargain Outlet Holdings, Inc.*	3,757	180,111
	Quotient Technology Inc.*	49,062	348,831
	Qurate Retail Inc.	49,247	346,206
			1,744,420

13.44%	CONSUMER STAPLES
	Campbell Soup Co.	8,177	360,769
	The Clorox Co.	1,998	335,384
	Colgate-Palmolive Co.	4,218	347,774
	Ingredion Inc.	6,068	574,640
	Kellogg Co.	5,513	347,319
	Kimberly-Clark Corp.	2,479	341,234
	The Kraft Heinz Co.	4,884	174,847
	Lamb Weston Holdings, Inc.	5,661	363,493
	Walgreens Boots Alliance	6,919	344,289
			3,189,749

10.54%	ENERGY
	BP PLC	13,172	407,278
	Core Laboratories Nv	24,790	661,149
	Exxon Mobil Corp.	2,886	219,221
	Hollyfrontier Corp.	10,767	378,568

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Schedule of Investments - continuedJanuary 31, 2022 (unaudited)

Security Description		Shares	Fair Value
	Schlumberger Ltd.	11,803	$461,143
	World Fuel Services Corp.	13,246	373,670
			2,501,029

3.95%	FINANCIALS
	Citigroup, Inc.	5,846	380,692
	Greenhill & Co Inc.	9,694	161,696
	M & T Bank Corp.	2,331	394,825
			937,213

13.19%	HEALTHCARE
	Biogen Inc.*	2,442	551,892
	Cardinal Health, Inc.	6,956	358,721
	Emergent Biosolutions Inc.*	3,639	170,305
	Gilead Sciences Inc.	4,810	330,351
	Haemonetics Corp.*	6,771	327,378
	Inogen Inc.*	5,793	172,226
	Ionis Pharmaceuticals Inc.*	5,291	168,254
	Natus Medical Inc.*	14,430	332,467
	Perrigo Co. Plc	8,769	333,836
	Vertex Pharmaceuticals Inc.*	1,591	386,693
			3,132,123

7.80%	INDUSTRIALS
	Healthcare Services Group	20,350	370,167
	Nielsen Holdings Plc	8,510	160,499
	Proto Labs Inc.*	11,063	555,141
	Southwest Airlines Co.*	8,473	379,251
	Steelcase Inc.	31,302	386,267
			1,851,325

10.20%	INFORMATION TECHNOLOGY
	CDK Global, Inc.	14,134	607,338
	Intel Corp.	11,396	556,353
	Internatinal Business Machines Corp.	2,664	355,830

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Schedule of Investments - continuedJanuary 31, 2022 (unaudited)

Security Description		Shares	Fair Value
	Sabre Corp.*	20,202	$184,848
	Western Union Corp.	19,388	366,627
	Xerox Holdings Corp.	16,539	349,138
			2,420,134

7.83%	MATERIALS
	Agnico Eagle Mines Ltd	9,065	433,126
	Barrick Gold Corp.	25,345	485,357
	Newmont Goldcorp Corp.	5,957	364,390
	Royal Gold Inc.	5,661	574,875
			1,857,748

1.39%	REAL ESTATE
	The RMR Group Inc.	10,286	329,255

5.98%	UTILITIES
	Hawaiian Electric Industries, Inc.	8,473	360,103
	Northwest Natural Holding	7,104	336,303
	One Gas Inc.	4,551	354,477
	Sempra Energy	2,664	368,058
			1,418,941

88.15%	TOTAL COMMON STOCKS
	(Cost $20,989,829)		20,921,654

88.15%	TOTAL INVESTMENTS
	(Cost $20,989,829)		20,921,654
11.85%	Other assets, net of liabilities		2,813,455
100.00%	NET ASSETS		$23,735,109

*Non-income producing

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Statement of Assets and LiabilitiesJanuary 31, 2022 (unaudited)

ASSETS
Investments at fair value (cost of $ 20,989,829) (Note 1)	$20,921,654
Cash	2,810,749
Dividends receivable	16,363
TOTAL ASSETS	23,748,766

LIABILITIES
Accrued advisory fees
TOTAL LIABILITIES	13,657
NET ASSETS	$23,735,109

Net Assets Consist of:
Paid-in capital	$23,761,740
Distributable earnings (losses)	(26,631)
Net Assets	$23,735,109

NET ASSET VALUE PER SHARE
Net Assets	$23,735,109
Shares Outstanding (unlimited number of shares of beneficial interest authorized without par value)	925,000
Net Asset Value and Offering Price Per Share	$25.66

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Statement of Operations December 22, 2021* through January 31, 2022 (unaudited)

INVESTMENT INCOME
Investment income	$23,228
Total investment income	23,228

EXPENSES
Advisory fees (Note 2)	14,637
Total expenses	14,637
Net investment income (loss)	8,591

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	32,953
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(68,175)
Net realized and unrealized gain (loss) on investments	(35,222)
INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS	$(26,631)

*Commencement of Operations

Cultivar ETF

Statements of Changes in Net Assets

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

December 22, 2021* through January 31, 2022 (unaudited)
Increase (decrease) in Net Assets
OPERATIONS
Net investment income (loss)	$8,591
Net realized gain (loss) on investments	32,953
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(68,175)
Increase (decrease) in net assets from operations	(26,631)

CAPITAL STOCK TRANSACTIONS (NOTE 5)
Shares sold	23,761,740
Increase (decrease) in net assets from capital stock transactions	23,761,740

NET ASSETS
Increase (decrease) during period	23,735,109
Beginning of period	—
End of period	$23,735,109

*Commencement of Operations

Cultivar ETF

Financial HighlightsSelected Per Share Data Throughout Each Period

See Notes to Financial Statements

SEMI-ANNUAL REPORT | JANUARY 31, 2022

December 22, 2021* through January 31, 2022 (unaudited)
Net asset value, beginning of period	$25.00
Investment activities
Net investment income (loss)(1)	0.01
Net realized and unrealized gain (loss) on investments	0.65
Total from investment activities	0.66
Net asset value, end of period	$25.66
Total Return**	2.64%
Ratios/Supplemental Data
Ratios to average net assets***
Expenses	0.87%
Net investment income (loss)	0.51%
Portfolio turnover rate****	3.91%
Net assets, end of period (000’s)	$23,735

(1)Per share amounts calculated using the average shares outstanding during the period.

*Commencement of Operations

**Total return is for the period indicated and has not been annualized.

***Ratios to average net assets has been annualized.

****Portfolio turnover rate is for the period December 22, 2021 through January 31, 2022 and excludes the effect of securities received or delivered from processing in-kind creations or redemptions and has not been annualized.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Notes to Financial StatementsJanuary 31, 2022 (unaudited)

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Cultivar ETF (the “Fund”) is a non-diversified series of ETF Opportunities Trust, a Delaware statutory trust (the “Trust”) which was organized on March 18, 2019 and is registered under the Investment Company Act of 1940, as amended as an open-end management investment company. The offering of the Fund’s shares is registered under the Securities Act of 1933, as amended. The Fund commenced operations on December 22, 2021.

The Fund’s objective is to seek to achieve long-term capital appreciation.

The following is a summary of significant accounting policies consistently followed by the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The Fund follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standard Codification Topic 946 “Financial Services – Investment Companies”.

Security Valuation

The Fund records investments at fair value. Generally, the Fund’s domestic securities (including underlying ETFs which hold portfolio securities primarily listed on foreign (non-U.S.) exchanges) are valued each day at the last quoted sales price on each security’s primary exchange. Securities traded or dealt in upon one or more securities exchanges for which market quotations are readily available and not subject to restrictions against resale shall be valued at the last quoted sales price on the primary exchange or, in the absence of a sale on the primary exchange, at the mean between the current bid and ask prices on such exchange. Securities primarily traded in the NASDAQ National Market System for which market quotations are readily available shall be valued using the NASDAQ Official Closing Price. If market quotations are not readily available, securities will be valued at their fair market value as determined in good faith by the Trust’s fair value committee in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”) and as further described below. Securities that are not traded or dealt in any securities exchange (whether domestic or foreign) and for which over-the-counter market quotations are readily available generally shall be valued at the last sale price or, in the absence of a sale, at the mean between the current bid and ask price on such over-the- counter market.

The Fund has a policy that contemplates the use of fair value pricing to determine the net asset value (“NAV”) per share of the Fund when market prices are unavailable as well as under special circumstances, such as: (i) if the primary

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

market for a portfolio security suspends or limits trading or price movements of the security; and (ii) when an event occurs after the close of the exchange on which a portfolio security is principally traded that is likely to have changed the value of the security. Since most of the Fund’s investments are traded on U.S. securities exchanges, it is anticipated that the use of fair value pricing will be limited.

When the Fund uses fair value pricing to determine the NAV per share of the Fund, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board believes accurately reflects fair value. Any method used will be approved by the Board and results will be monitored to evaluate accuracy. The Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing.

The Fund has adopted fair valuation accounting standards that establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs used to develop the measurements of fair value. These inputs are summarized in the three broad levels listed below.

Various inputs are used in determining the value of the Fund’s investments. GAAP established a three-tier hierarchy of inputs to establish a classification of fair value measurements for disclosure purposes. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Level 3 includes significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the level of inputs used to value the Fund’s investments as of January 31, 2022:

	Level 1 Quoted Prices	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs	Total
Common Stocks	$20,921,654	$—	$—	$20,921,654
	$20,921,654	$—	$—	$20,921,654

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

Refer to the Fund’s Schedule of Investments for a listing of the securities by type and industry.

There were no transfers into or out of any levels during the period December 22, 2021 to January 31, 2022. The Fund held no Level 3 securities at any time during the period December 22, 2021 to January 31, 2022.

Security Transactions and Income

Security transactions are accounted for on the trade date. The cost of securities sold is determined generally on specific identification basis. Realized gains and losses from security transactions are determined on the basis of identified cost for book and tax purposes. Dividends are recorded on the ex-dividend date. Interest income is recorded on an accrual basis.

Accounting Estimates

In preparing financial statements in conformity with GAAP, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of investment income and expenses during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes

The Fund has complied and intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise provision is required.

Management has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in the Fund’s tax returns. The Fund has no examinations in progress and management is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. Interest and penalties, if any, associated with any federal or state income tax obligations are recorded as income tax expense as incurred.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

Reclassification of Capital Accounts

GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. For the period ended January 31, 2022, there were no such reclassifications.

Dividends and Distributions

Dividends from net investment income, if any, are declared and paid at least annually by the Fund. The Fund distributes its net realized capital gains, if any, to shareholders annually. The Fund may also pay a special distribution at the end of a calendar year to comply with federal tax requirements. All distributions are recorded on the ex-dividend date.

Creation Units

The Fund issues and redeems shares to certain institutional investors (typically market makers or other broker-dealers) only in large blocks of at least 25,000 shares known as “Creation Units.” Purchasers of Creation Units (“Authorized Participants”) will be required to pay to Citibank, N.A. (the “Custodian”) a fixed transaction fee (“Creation Transaction Fee”) in connection with creation orders that is intended to offset the transfer and other transaction costs associated with the issuance of Creation Units. The standard Creation Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable Business Day. The Creation Transaction Fee charged by the Custodian for each creation order is $300. Authorized Participants wishing to redeem shares will be required to pay to the Custodian a fixed transaction fee (“Redemption Transaction Fee”) to offset the transfer and other transaction costs associated with the redemption of Creation Units. The standard Redemption Transaction Fee will be the same regardless of the number of Creation Units redeemed by an investor on the applicable Business Day. The Redemption Transaction Fee charged by the Custodian for each redemption order is $300.

Except when aggregated in Creation Units, shares are not redeemable securities. Shares of the Fund may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company (“DTC”) participant and, in each case, must have executed an agreement with the Fund’s principal underwriter (the “Distributor”) with respect to creations and redemptions of Creation Units (“Participation Agreement”). Most retail investors will not qualify as Authorized Participants or have the

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Fund. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. The following table discloses the Creation Unit breakdown based on the NAV as of January 31, 2022:

	Creation Unit Shares	Creation Transaction Fee	Value
Cultivar ETF	25,000	$300	$641,500

To the extent contemplated by a participant agreement, in the event an Authorized Participant has submitted a redemption request in proper form but is unable to transfer all or part of the shares comprising a Creation Unit to be redeemed to the Distributor, on behalf of the Fund, by the time as set forth in a participant agreement, the Distributor may nonetheless accept the redemption request in reliance on the undertaking by the Authorized Participant to deliver the missing shares as soon as possible, which undertaking shall be secured by the Authorized Participant’s delivery and maintenance of collateral equal to a percentage of the value of the missing shares as specified in the participant agreement. A participant agreement may permit the Fund to use such collateral to purchase the missing shares, and could subject an Authorized Participant to liability for any shortfall between the cost of the Fund acquiring such shares and the value of the collateral. Amounts are disclosed as Segregated Cash Balance from Authorized Participants for Deposit Securities and Collateral Payable upon Return of Deposit Securities on the Statement of Assets and Liabilities, when applicable.

Officers and Trustees Indemnification

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund. However, based on experience, the Fund expects that risk of loss to be remote.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

NOTE 2 – INVESTMENT ADVISORY AND DISTRIBUTION AGREEMENTS AND OTHER TRANSACTIONS WITH AFFILIATES

Cultivar Capital, Inc. (the “Advisor”) currently provides investment advisory services pursuant to an investment advisory agreement (the “Advisory Agreement”). Under the terms of the Advisory Agreement, the Advisor is responsible for the day-to-day management of the Fund’s investments. The Advisor also: (i) furnishes the Fund with office space and certain administrative services; (ii) provides guidance and policy direction in connection with its daily management of the Fund’s assets, subject to the authority of the Board; and (iii) is responsible for oversight of the Fund’s sub-advisor. Under the Advisory Agreement, the Advisor has agreed, at its own expense and without reimbursement from the Fund, to pay all expenses of the Fund, except for: the fee paid to the Adviser pursuant to the Investment Advisory Agreement, interest expenses, taxes, acquired fund fees and expenses, brokerage commissions and any other portfolio transaction related expenses and fees arising out of transactions effected on behalf of the Fund, credit facility fees and expenses, including interest expenses, and litigation and indemnification expenses and other extraordinary expenses not incurred in the ordinary course of the Fund’s business.

For its services with respect to the Fund, the Advisor is entitled to receive an annual advisory fee, calculated daily and payable monthly as a percentage of the Fund’s average daily net assets, at the rate of 0.87%.

The Advisor has retained Toroso Asset Management (the “Sub-Advisor”), to serve as sub-advisor for the Fund. Pursuant to an Investment Sub-Advisory Agreement between the Advisor and the Sub-Advisor (the “Sub-Advisory Agreement”), the Sub-Advisor is responsible for the day-to-day management of the Fund’s trading process, which includes Creation and/or Redemption basket processing. The Sub-Advisor does not select investments for the Fund’s portfolio.

For its services, the Sub-Advisor is paid a fee by the Advisor of 0.04%, which is calculated daily and paid monthly, based on the Fund’s average daily net assets.

Commonwealth Fund Services, Inc. (“CFS”) acts as the Fund’s administrator. As administrator, CFS supervises all aspects of the operations of the Fund except those performed by the Advisor and the Sub-Advisor. For its services, fees to CFS are computed daily and paid monthly based on the average daily net assets of the Fund, subject to a minimum of $25,000 per year. The Advisor pays these fees.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

Certain officers of the Trust are also officers and/or directors of CFS. Additionally, Practus LLP, serves as legal counsel to the Trust. John H. Lively, Secretary of the Trust, is Managing Partner of Practus LLP. Tina H. Bloom, Assistant Secretary of the Trust, is a Partner of Practus LLP. Tom Carter, Vice President of the Trust, is President of Ridgeline Research, an investment advisor to the Trust. Neither the officers and/or directors of CFS, Mr. Lively, Ms. Bloom or Mr. Carter receive any special compensation from the Trust or the Fund for serving as officers of the Trust.

Custodian and Transfer Agent

Citibank, N.A. serves as the Fund’s Custodian and Transfer Agent pursuant to a Global Custodial and Agency Services Agreement. For its services, Citibank, N.A. is entitled to a fee. The Advisor pays these fees monthly.

Fund Accountant

Citi Fund Services, Ohio, Inc. serves as the Fund’s Fund Accountant pursuant to a Services Agreement. The Advisor pays these fees monthly.

Distributor

Foreside Fund Services, LLC serves as the Fund’s principal underwriter pursuant to an ETF Distribution Agreement. The Advisor pays the fees for these services monthly.

NOTE 3 – INVESTMENTS

The costs of purchases and proceeds from the sales of securities other than in-kind transactions and short-term notes for the period ended January 31, 2022 were as follows:

Purchases	Sales
$505,136	$388,137

The costs of purchases and proceeds from the sales of in-kind transactions associated with creations and redemptions for the period ended January 31, 2022 were as follows:

Purchases	Sales	Realized Gains
$20,839,877	$—	$—

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

NOTE 4 – DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

Distributions are determined on a tax basis and may differ from net investment income and realized capital gains for financial reporting purposes. Differences may be permanent or temporary. Permanent differences are reclassified among capital accounts in the financial statements to reflect their tax character. Temporary differences arise when certain items of income, expense, gain or loss are recognized in different periods for financial statement and tax purposes; these differences will reverse at some time in the future. Differences in classification may also result from the treatment of short-term gains as ordinary income for tax purposes. No distributions were paid by the Fund during the period ended January 31, 2022.

As of January 31, 2022, the components of distributable earnings (deficit) on a tax basis were as follows:

Accumulated undistributed net investment income (loss)	$8,591
Accumulated net realized gain (loss) on investments	32,953
Net unrealized appreciation (depreciation) on investments	(68,175)
$(26,631)

Cost of securities for Federal Income tax purpose and the related tax-based net unrealized appreciation (depreciation) consists of:

Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Total Unrealized Appreciation (Depreciation)
$20,989,829	$499,917	$568,092	$(68,175)

NOTE 5 – TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST

Shares of the Fund are listed for trading on the Cboe BZX Exchange (the “Exchange”) and trade at market prices rather than at NAV. Shares of the Fund may trade at a price that is greater than, at, or less than NAV. The Fund will issue and redeem shares at NAV only in large blocks of 25,000 shares (each block of shares is called a “Creation Unit”). Creation Units are issued and redeemed for cash and/or in-kind for securities. Individual shares may only be purchased and sold in secondary market transactions through brokers. Except when aggregated in Creation Units, the shares are not redeemable securities of the Fund.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

All orders to create Creation Units must be placed with the Fund’s distributor or transfer agent either (1) through the Continuous Net Settlement System of the NSCC (“Clearing Process”), a clearing agency that is registered with the Securities and Exchange Commission (“SEC”), by a “Participating Party,” i.e., a broker-dealer or other participant in the Clearing Process; or (2) outside the Clearing Process by a DTC Participant. In each case, the Participating Party or the DTC Participant must have executed an agreement with the Distributor with respect to creations and redemptions of Creation Units (“Participation Agreement”); such parties are collectively referred to as “APs” or “Authorized Participants.” Investors should contact the Distributor for the names of Authorized Participants. All Fund shares, whether created through or outside the Clearing Process, will be entered on the records of DTC for the account of a DTC Participant.

Shares of beneficial interest transactions for the Fund were:

Period Ended January 31, 2022
Shares sold	925,000
Shares reinvested	—
Shares redeemed	—
Net increase (decrease)	925,000

NOTE 6 – RISKS OF INVESTING IN THE FUND

As with all funds, a shareholder is subject to the risk that an investment in the Fund could lose money. The principal risks affecting shareholders’ investments in the Fund are set forth below. These risks may impact the Fund directly or indirectly through the Fund’s investments in ETFs. An investment in the Fund is not a bank deposit and is not insured or guaranteed by the FDIC or any government agency.

Equity Securities Risk. Since it purchases equity securities, the Fund is subject to the risk that equity prices will fall over short or extended periods of time. Historically, the equity markets have moved in cycles, and the value of the Fund’s equity securities may fluctuate from day to day. Individual companies may report poor results or be negatively affected by industry and/or economic trends and developments. The prices of securities issued by such companies may suffer a decline in response. These factors contribute to price volatility, which is a principal risk of investing in the Fund.

Market Risk. The value of securities in the Fund’s overall portfolio will fluctuate and, as a result, the Fund’s share price may decline suddenly or over a sustained period.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

Active Management Risk. The Fund’s investment success depends on the skill of the Advisor in evaluating, selecting, and monitoring the Fund’s assets and the strategies used by the Advisor may fail to produce the intended result. The Fund will be actively managed and could experience losses (realized and unrealized) if the Advisor’s judgment about markets, or the attractiveness, relative values, or potential appreciation of particular investments made for the Fund’s portfolio prove to be incorrect.

Large Capitalization Securities Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion. Large cap companies may be less able than mid and small capitalization companies to adapt to changing market conditions.

Mid and Small Capitalization Securities Risk. The value of mid and small capitalization company securities may be subject to more abrupt or erratic market movements than those of larger, more established companies or the market averages in general.

Depositary Receipts Risk. Depositary receipts are generally subject to the same risks as the foreign securities that they evidence or into which they may be converted, including the risk that there is often less publicly available information about foreign issuers, and the possibility of negative governmental actions and of political and social unrest.

REITs Risk. Investing in REITs involves unique risks. When the Fund invests in REITs, it is subject to risks generally associated with investing in real estate. A REIT’s performance depends on the types and locations of the properties it owns, how well it manages those properties and cash flow. REITs may have limited financial resources, may trade less frequently and in limited volume, may engage in dilutive offerings, and may be subject to more abrupt or erratic price movements than the overall securities markets.

Non-Diversification Risk. The Fund is a non-diversified portfolio, which means that it has the ability to take larger positions in a smaller number of securities than a portfolio that is “diversified.” Non-diversification increases the risk that the value of the Fund could go down because of the poor performance of a single investment or limited number of investments.

Sector Risk. Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a sector, the value of its shares may be especially sensitive to factors and economic risks that specifically affect that sector.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

Value Style Risk. Value stocks present the risk that the securities may never reach what the Advisor believes are their full market values, either because the market fails to recognize what the Advisor considers to be the security’s true value or because the Advisor misjudged that value. If the Advisor’s assessment of a company’s value or prospects for exceeding earnings expectations or market conditions is wrong, the Fund could suffer losses or produce poor performance relative to other funds. In addition, value stocks can continue to be undervalued by the market for long periods of time. Undervalued securities are, by definition, out of favor with investors (meaning they have lost investors’ attention), and there is no way to predict when, if ever, the securities may return to favor.

Exchange-Traded Fund (“ETF”) Structure Risks. The Fund is structured as an ETF and as a result is subject to special risks, including:

•Trading Issues Risk. Although it is expected that shares of the Fund will remain listed for trading on Cboe BZX Exchange (the “Exchange”), trading in Fund shares on the Exchange may be halted due to market conditions or for reasons that, in the view of the Exchange, make trading in Fund shares inadvisable, such as extraordinary market volatility. There can be no assurance that shares of the Fund will continue to meet the listing requirements of the Exchange or will trade with any volume. There is no guarantee that an active secondary market will develop for shares of the Fund.

•Market Price Variance Risk. The market prices of shares of the Fund will fluctuate in response to changes in net asset value (“NAV”) and supply and demand for Fund shares and will include a “bid-ask spread” charged by the exchange specialists, market makers or other participants that trade the particular security. There may be times when the market price and the NAV vary significantly. This means that shares of the Fund may trade at a discount to NAV. The market price of Fund shares may deviate from the value of the Fund’s underlying portfolio holdings, particularly in times of market stress, with the result that investors may pay significantly more or receive significantly less than the underlying value of the shares of the Fund bought or sold.

•Authorized Participants (“APs”), Market Makers, and Liquidity Providers Risk. The Fund has a limited number of financial institutions that may act as APs. In addition, there may be a limited number of market makers and/or liquidity providers in the marketplace. To the extent either of the following events occur, shares of the Fund may trade at a material

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

discount to NAV and possibly face delisting: (i) APs exit the business or otherwise become unable to process creation and/or redemption orders and no other APs step forward to perform these services, or (ii) market makers and/or liquidity providers exit the business or significantly reduce their business activities and no other entities step forward to perform their functions.

•Costs of Buying or Selling Shares of the Fund. Due to the costs of buying or selling shares of the Fund, including brokerage commissions imposed by brokers and bid/ask spreads, frequent trading of shares of the Fund may significantly reduce investment results and an investment in shares of the Fund may not be advisable for investors who anticipate regularly making small investments.

New Fund Risk. The Fund is a new ETF and has only recently commenced operations. As a new fund, there can be no assurance that the Fund will grow to or maintain an economically viable size, in which case it could ultimately liquidate. The Fund’s distributor does not maintain a secondary market in the Fund’s shares. If the Fund does not grow its assets to a viable level, it may be difficult for the Advisor to implement the Fund’s investment strategies and achieve the desired portfolio diversification.

New Advisor Risk. The Advisor has not previously managed an ETF but the Advisor has extensive experience managing a multiple asset class allocation strategy for current clients of the Advisor. The Advisor’s lack of relevant experience managing an ETF may impact its regulatory compliance and operational capabilities and limit its effectiveness

Other Risks for the Fund

Cyber Security Risk. Failures or breaches of the electronic systems of the Advisor and the Fund’s other service providers, market makers, Authorized Participants (participants authorized to redeem Creation Units of a particular ETF) or the issuers of securities in which the Fund invests have the ability to cause disruptions and negatively impact the Fund’s business operations, potentially resulting in financial losses to the Fund and its shareholders. While the Fund has established business continuity plans and risk management systems seeking to address system breaches or failures, there are inherent limitations in such plans and systems. Furthermore, the Fund cannot control the cyber security plans and systems of the Fund’s service providers, market makers, Authorized Participants or issuers of securities in which the Fund invests.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Notes to Financial Statements - continuedJanuary 31, 2022 (unaudited)

Health Crisis Risk. The respiratory illness COVID-19 caused by a novel coronavirus has resulted in a global pandemic and major disruption to economies and markets around the world, including the United States. Financial markets have experienced extreme volatility and severe losses, and trading in many instruments has been disrupted. Liquidity for many instruments has been greatly reduced for periods of time. Some interest rates are very low and in some cases yields are negative. Some sectors of the economy and individual issuers have experienced particularly large losses. These circumstances may continue for an extended period of time, and may affect adversely the value and liquidity of the Fund’s investments.

Market Disruption and Geopolitical Events. Geopolitical and other events (e.g., wars, terrorism or natural disasters) may disrupt securities markets and adversely affect global economies and markets, thereby decreasing the value of the Fund’s investments. Sudden or significant changes in the supply or prices of commodities or other economic inputs may have material and unexpected effects on both global securities markets and individual countries, regions, sectors, companies, or industries, which could significantly reduce the value of the Fund’s investments. Terrorist attacks, natural disasters, epidemics or pandemics could result in unplanned or significant securities market closures or declines.

NOTE 7 – SUBSEQUENT EVENTS

Management has evaluated all transactions and events subsequent to the date of the Statement of Assets and Liabilities through the date on which these financial statements were issued. Except as already included in the notes to these financial statements, no additional items require disclosure.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

ETF OPPORTUNITIES Trust (the “Trust”)

Supplemental Information (unaudited)

Voting Proxies on Fund Portfolio Securities

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund’s portfolio is available, without charge and upon request, by calling 1-833-930-2229 or on the SEC’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent twelve months ended June 30 will be available on or through the SEC’s website at www.sec.gov.

Quarterly Portfolio Holdings

The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-PORT”. These filings are available, without charge and upon request, by calling 1-833-930-2229 or on the SEC’s website at www.sec.gov.

Approval of the Investment Advisory Agreements

At a meeting held on December 8, 2021 (the “Meeting”), the Board of Trustees (the “Board”) of ETF Opportunities Trust (the “Trust”) considered the approval of the proposed Investment Advisory Agreement (the “Cultivar Advisory Agreement”) between the Trust and Cultivar Capital, Inc. (“Cultivar”) and the Investment Sub-Advisory Agreement (the “Cultivar Sub-Advisory Agreement”) between Cultivar and Toroso Asset Management, LLC (“Toroso”), each with respect to the Cultivar ETF. The Board discussed the arrangements between Cultivar and the Trust and Cultivar and Toroso with respect to the Cultivar ETF.  The Board reflected on its discussions with representatives from Cultivar earlier in the Meeting regarding the manner in which the Cultivar ETF was to be managed and the roles and responsibilities of Cultivar and Toroso under the Cultivar Advisory Agreement and the Cultivar Sub-Advisory Agreement (collectively, the “Cultivar Advisory Agreements”).

The Trustees reviewed a memorandum from counsel to the Trust (“Trust Counsel”) that addressed the Trustees’ duties when considering the approval of the Cultivar Advisory Agreements and the responses of Cultivar and Toroso to requests for information from Trust Counsel on behalf of the Board. A copy of this memorandum had been provided to the Trustees in advance of the Meeting. The Trustees also reviewed the responses of Cultivar and Toroso to requests for information from Counsel on behalf of the Board and noted that the responses included a copy of financial information for Cultivar, an expense comparison analysis for the Cultivar ETF and comparable ETFs, and the Cultivar

SEMI-ANNUAL REPORT | JANUARY 31, 2022

ETF OPPORTUNITIES Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Advisory Agreements. The Trustees discussed the types of information and factors that should be considered by the Board in order to make an informed decision regarding the approval of the Cultivar Advisory Agreements, including the following material factors: (i) the nature, extent, and quality of the services to be provided by Cultivar and Toroso; (ii) the investment performance of Cultivar; (iii) the costs of the services to be provided and profits to be realized by Cultivar and Toroso from the relationship with the Cultivar ETF; (iv) the extent to which economies of scale would be realized if the Cultivar ETF grows and whether advisory fee levels reflect those economies of scale for the benefit of its investors; and (v) possible conflicts of interest and other benefits.

In assessing these factors and reaching its decisions, the Board took into consideration information specifically prepared or presented at this Meeting. The Board requested or was provided with information and reports relevant to the approval of the Cultivar Advisory Agreements, including: (i) information regarding the services and support to be provided by Cultivar and Toroso to the Cultivar ETF and its shareholders; (ii) presentations by management of Cultivar and Toroso addressing the investment philosophy, investment strategy, personnel and operations to be utilized in managing the Cultivar ETF; (iii) information pertaining to the compliance structure of Cultivar and Toroso; (iv) disclosure information contained in the Cultivar ETF’s registration statement and Cultivar’s Form ADV and/or the policies and procedures of Cultivar and Toroso; and (v) the memorandum from Trust Counsel that summarized the fiduciary duties and responsibilities of the Board in reviewing and approving the Cultivar Advisory Agreements, including the material factors set forth above and the types of information included in each factor that should be considered by the Board in order to make an informed decision.

The Board considered that it also requested and received various informational materials including, without limitation: (i) documents containing information about Cultivar and Toroso, including financial information, information on personnel and the services to be provided by Cultivar and Toroso to the Cultivar ETF, each firm’s compliance program, information on any current legal matters, and other general information; (ii) projected expenses of the Cultivar ETF and comparative expense and performance information for other ETFs with strategies similar to the Cultivar ETF prepared by an independent third party; (iii) the anticipated effect of size on the Cultivar ETF’s performance and expenses; and (iv) benefits anticipated to be realized by Cultivar and Toroso from their relationship with the Cultivar ETF.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

ETF OPPORTUNITIES Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The Board did not identify any particular information that was most relevant to its consideration to approve the Cultivar Advisory Agreements and each Trustee may have afforded different weight to the various factors. In deciding whether to approve the Cultivar Advisory Agreements, the Trustees considered numerous factors, including:

The nature, extent, and quality of the services to be provided by Cultivar and Toroso.

In this regard, the Board considered the responsibilities of Cultivar and Toroso under their respective Cultivar Advisory Agreements. The Board reviewed the services to be provided by each of Cultivar and Toroso to the Cultivar ETF, including, without limitation, Cultivar’s process for formulating investment recommendations and the processes of both Cultivar and Toroso for assuring compliance with the Cultivar ETF’s investment objectives and limitations; Toroso’s processes for trade execution and broker-dealer selection for portfolio transactions; the coordination of services by Cultivar for the Cultivar ETF among the service providers; and the anticipated efforts of Cultivar to promote the Cultivar ETF and grow its assets. The Board considered: the staffing, personnel, and methods of operating of Cultivar and Toroso; the education and experience of their personnel; and information provided regarding their compliance programs, policies and procedures. The Board considered the methods to be utilized by Cultivar in supervising Toroso as a sub-adviser to the Cultivar ETF and the relationship between and Cultivar and Toroso. After reviewing the foregoing and further information from Cultivar and Toroso, the Board concluded that the quality, extent, and nature of the services to be provided by Cultivar and Toroso was satisfactory and adequate for the Cultivar ETF.

The investment performance of Cultivar.

The Board noted that the Cultivar ETF had not yet commenced operations. The Trustees considered that Cultivar does not manage any separate accounts with strategies similar to those of the Cultivar ETF.

The costs of services to be provided and profits to be realized by Cultivar and Toroso from the relationship with the Cultivar ETF.

In this regard, the Board considered the financial condition of Cultivar and the level of commitment to the Cultivar ETF by Cultivar and its principal. The Board also considered the projected assets and proposed expenses of the Cultivar ETF, including the nature and frequency of advisory payments. The Board noted the information on projected profitability provided by Cultivar and Toroso.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

ETF OPPORTUNITIES Trust (the “Trust”)

Supplemental Information (unaudited) - continued

The Trustees considered the unitary fee structure proposed by Cultivar. The Board compared the proposed unitary fee of the Cultivar ETF to the fees of a peer group of other ETFs selected by Broadridge using Morningstar data as being comparable to the Cultivar ETF in terms of the type of fund, the style of investment management, anticipated assets and the nature of the investment strategy and markets invested in, among other factors. The Trustees noted that the Cultivar ETF’s projected gross and net expense ratio and gross and net advisory fee were each higher than the median of its peer group and the peer group’s Morningstar category. The Trustees also compared the proposed unitary fee of the Cultivar ETF to the fees of a peer group of other similar ETFs compiled by Cultivar and noted that the Cultivar ETF’s projected gross and net expense ratio was within the range of the expense ratios presented. The Board considered Cultivar’s representation that, given the Cultivar ETF’s broad number of holdings across various sectors and the significant research required to monitor such holdings, and Cultivar’s use of a combination quantitative and qualitative process, the proposed unitary fee and expense ratio is warranted. The Board noted that Cultivar does not manage separate accounts with strategies similar to the Cultivar ETF. The Trustees also considered the split of the advisory fees paid to Cultivar versus those paid to Toroso and the respective services provided by each to the Cultivar ETF. The Board also considered that Toroso represented that its proposed fee for sub-advising the Cultivar ETF is consistent with the range of fees charged to other clients. After further consideration, the Board concluded that the projected profitability and fees to be paid to Cultivar (who in turn will pay Toroso) were within an acceptable range in light of the services to be rendered by Cultivar and Toroso.

The extent to which economies of scale would be realized as the Cultivar ETF grows and whether advisory fee levels reflect these economies of scale for the benefit of the Cultivar ETF’s investors.

The Trustees considered that it was not anticipated that, under the current fee structure, the Cultivar ETF would achieve economies of scale. They noted that the unitary fee structure of the Cultivar ETF limits shareholders’ exposure to fee increases.

Possible conflicts of interest and other benefits.

In evaluating the possibility for conflicts of interest, the Board considered such matters as: the experience and ability of the advisory and sub-advisory personnel assigned to the Cultivar ETF; the basis of decisions to buy or sell securities for the Cultivar ETF; the substance and administration of the Code of Ethics and other relevant policies of Cultivar and Toroso. The Board noted that

SEMI-ANNUAL REPORT | JANUARY 31, 2022

ETF OPPORTUNITIES Trust (the “Trust”)

Supplemental Information (unaudited) - continued

Cultivar and Toroso have each represented that it does not anticipate utilizing soft dollars or commission recapture with regard to the Cultivar ETF. The Board also considered potential benefits for Cultivar and Toroso in managing the Cultivar ETF. Following further consideration and discussion, the Board concluded that the standards and practices of Cultivar and Toroso relating to the identification and mitigation of potential conflicts of interest, as well as the benefits to be derived by each of Cultivar and Toroso from managing the Cultivar ETF were satisfactory.

After additional consideration of the factors delineated in the memorandum provided by Counsel and further discussion and careful review by the Trustees, the Board determined that the compensation payable under the Cultivar Advisory Agreement and the Cultivar Sub-Advisory Agreement was fair, reasonable and within a range of what could have been negotiated at arms-length in light of all the surrounding circumstances, and they approved the Cultivar Advisory Agreements.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Fund Expenses (unaudited)

Fund Expenses Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares, and (2) other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period, December 22, 2021 and held for the period ended January 31, 2022.

Actual Expenses Example

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions on purchases and sales of Fund shares. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Fund Expenses (unaudited) - continued

	Beginning Account Value*	Ending Account Value 1/31/22	Annualized Expense Ratio	Expenses Paid During Period Ended** 1/31/22
Cultivar ETF	$1,000.00	$1,002.89	0.87%	$0.95
Hypothetical***	$1,000.00	$1,020.82	0.87%	$4.43

*Beginning account value date for the Cultivar ETF is its date of commencement of operations, December 22, 2021. Beginning account value date for the Hypothetical Example is the six months period beginning August 1, 2021.

**Expenses are equal to the Fund’s annualized expense ratio, multiplied by the average account value for the period, multiplied by number of days in the most recent fiscal period (40 days for the Cultivar ETF, 184 days for the Hypothetical Example) divided by 365 days in the current year.

***5% return before expenses

SEMI-ANNUAL REPORT | JANUARY 31, 2022

Cultivar ETF

Privacy Notice

The following is a description of the Fund’s policies regarding disclosure of nonpublic personal information that you provide to the Fund or that the Fund collects from other sources. In the event that you hold shares of the Fund through a broker-dealer or other financial intermediary, the privacy policy of your financial intermediary would govern how your nonpublic personal information would be shared with unaffiliated third parties.

Categories of Information the Fund Collects. The Fund collects the following nonpublic personal information about you:

•Information the Fund receives from you on or in applications or other forms, correspondence, or conversations (such as your name, address, phone number, social security number, assets, income and date of birth); and

•Information about your transactions with the Fund, its affiliates, or others (such as your account number and balance, payment history, parties to transactions, cost basis information, and other financial information).

Categories of Information the Fund Discloses. The Fund does not disclose any non-public personal information about their current or former shareholders to unaffiliated third parties, except as required or permitted by law. The Fund is permitted by law to disclose all of the information it collects, as described above, to their service providers (such as the Fund’s custodian, administrator and transfer agent) to process your transactions and otherwise provide services to you.

Confidentiality and Security. The Fund restricts access to your nonpublic personal information to those persons who require such information to provide products or services to you. The Fund maintains physical, electronic, and procedural safeguards that comply with federal standards to guard your nonpublic personal information.

The Fund’s Privacy Notice is not part of this semi-annual report.

Investment Advisor:

Cultivar Capital, Inc.
421 E. Hickory Street, Suite 103
Denton, TX 76201

Distributor:

Foreside Fund Services, LLC
Three Canal Plaza, Suite 100
Portland, ME 04101

Independent Registered Public Accounting Firm:

Cohen & Company, Ltd.
1350 Euclid Avenue, Suite 800
Cleveland, OH 44115

Fund Administration:

Commonwealth Fund Services, Inc.
8730 Stony Point Parkway, Suite 205
Richmond, VA 23235

Fund Accountant, Transfer Agent and Custodian:

Citibank, N.A. and Citi Fund Services Ohio, Inc.
4400 Easton Commons, Suite 200
Columbus, OH 43219

Legal Counsel:

Practus LLP
11300 Tomahawk Creek Parkway, Suite 310
Leawood, KS 66211

ITEM 2.	CODE OF ETHICS.

Not applicable when filing a semi-annual report to shareholders.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable when filing a semi-annual report to shareholders.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable when filing a semi-annual report to shareholders.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Schedule filed under Item 1 of the Form.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

 Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d- 15(b)).

(b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal half-year (the registrant's second fiscal half-year in the case of an annual report) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12.	DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 13.	EXHIBITS.

(a)(1) Code of ethics

Not applicable when filing a semi-annual report to shareholders.

(a)(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3) Not applicable. There were no solicitations to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by this report by or on behalf of the registrant.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:   ETF Opportunities Trust

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 7, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*:	/s/ Karen Shupe
Karen Shupe Principal Executive Officer
Date: April 7, 2022

By (Signature and Title)*:	/s/ Ann MacDonald
Ann MacDonald Principal Financial Officer
Date: April 7, 2022

* Print the name and title of each signing officer under his or her signature.